OPTIONS - Fair value of options (Details)			12 Months Ended
	Aug. 08, 2018 USD ($) Option $ / shares	Aug. 08, 2018 AUD ($) Option	Jun. 30, 2019 Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | Option			16,000,000
Kentgrove Capital Pty Ltd
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | Option	12,500,000	12,500,000	12,500,000
Historic volatility and expected volatility	80.00%	80.00%
Option exercise price | $		$ 0.0153
Weighted average exercise price | $	$ 0.0153
Risk-free interest rate	2.02%	2.02%
Expected life of an option	3 years	3 years
Fair value of options at grant date | $ / shares	$ 0.0040